Note 15 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2013	2014	2015
Numerator
Net income	21,217,193	12,685,826	2,566,678
Less: Undistributed earnings allocated to non-vested shares	(55,958)	(26,357)	(13,457)

Net income attributable to common shareholders, basic	21,161,235	12,659,469	2,553,221

Denominator

Weighted average number of shares outstanding, basic and diluted	28,271,746	39,305,644	41,315,127

Earnings per share, basic and diluted	0.75	0.32	0.06